Amplify Online Retail ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Omnichannel - 10.5%
Apple, Inc.	2,173	$ 628,779
Best Buy Co., Inc.	10,648	807,970
CarMax, Inc. (a)	15,848	838,201
Dick's Sporting Goods, Inc.	2,759	625,769
Gap, Inc.	25,444	475,294
H & M Hennes & Mauritz AB - Class B	5,983	103,053
Home Depot, Inc.	1,935	682,436
Industria de Diseno Textil SA	1,785	112,488
Kohl's Corp.	43,363	768,392
Lululemon Athletica, Inc. (a)	4,734	540,528
Macy's, Inc.	31,529	742,508
Next PLC	617	119,111
NIKE, Inc. - Class B	14,241	584,593
Pop Mart International Group Ltd. (b)(c)	6,200	122,307
Tapestry, Inc.	4,200	614,796
Target Corp.	4,803	627,320
Ulta Beauty, Inc. (a)	1,171	528,098
Victoria's Secret & Co. (a)	12,129	1,012,529
Walmart, Inc.	4,807	544,441
Williams-Sonoma, Inc.	3,351	781,118
		11,259,731

Online Marketplace - 35.7% (d)
Affirm Holdings, Inc. (a)	38,565	3,144,976
Alibaba Group Holding Ltd.	44,100	522,145
Allegro.eu SA (a)(b)(c)	87,669	881,973
Copart, Inc. (a)	75,736	2,134,998
Coupang, Inc. (a)	42,175	732,580
Delivery Hero SE (a)(b)(c)(e)	30,944	1,273,619
DoorDash, Inc. - Class A (a)	15,058	2,778,653
Etsy, Inc. (a)	38,926	2,932,296
Fiverr International Ltd. (a)	67,007	691,512
Global-e Online Ltd. (a)	24,169	839,389
JD.com, Inc. - Class A	50,950	644,830
KE Holdings, Inc. - ADR	40,155	583,452
Liquidity Services, Inc. (a)	67,946	2,658,047
Lyft, Inc. - Class A (a)	177,713	2,596,387
Maplebear, Inc. (a)	62,970	2,981,629
Meituan - Class B (a)(b)(c)	71,700	626,297
MercadoLibre, Inc. (a)	411	697,627
Mercari, Inc. (a)	30,900	777,610
Ozon Holdings PLC - ADR (a)(e)(f)	106,678	0
PayPal Holdings, Inc.	54,654	2,359,960
PDD Holdings, Inc. - ADR (a)	7,378	562,794
Prosus NV	15,326	665,670
Sea Ltd. - ADR (a)	8,383	803,343
Shopify, Inc. - Class A (a)	7,158	817,300
Silicon2 Co. Ltd.	25,268	516,189
SMG Swiss Marketplace Group AG (b)(c)	20,484	652,623
Uber Technologies, Inc. (a)	31,943	2,305,007
Upwork, Inc. (a)	250,878	2,097,340
		38,278,246

Online Retail - 41.4% (d)
Amazon.com, Inc. (a)	9,199		2,192,490
Apotea AB	88,952		681,973
ASKUL Corp.	99,800		731,345
Auto1 Group SE (a)	34,621		916,725
Bed Bath & Beyond, Inc. (a)	478,945		2,773,091
Boozt AB (a)(b)(c)	57,508		879,423
BuySell Technologies Co. Ltd.	37,400		758,240
Carvana Co. (a)	32,474		2,137,439
Chewy, Inc. - Class A (a)	102,841		2,020,826
DocMorris AG (a)	79,163		859,689
eBay, Inc.	23,383		2,613,050
Figs, Inc. - Class A (a)	174,405		1,784,163
HelloFresh SE (a)	147,525		665,723
Hims & Hers Health, Inc. (a)	94,082		3,261,823
JD Health International, Inc. (a)(b)(c)	127,800		535,185
MSC Industrial Direct Co., Inc. - Class A	24,085		2,864,911
Newegg Commerce, Inc. (a)(e)	23,690		388,042
Peloton Interactive, Inc. - Class A (a)	486,311		2,874,098
Redcare Pharmacy NV (a)(b)(c)(e)	13,959		1,052,519
Revolve Group, Inc. (a)	125,252		2,867,018
Rvrc Holding AB	125,086		728,946
Shutterstock, Inc.	153,359		2,139,358
Spotify Technology SA (a)	5,950		2,731,823
Vipshop Holdings Ltd. - ADR	51,222		679,204
Wayfair, Inc. - Class A (a)	38,316		3,541,165
Zalando SE (a)(b)(c)	31,400		910,774
ZOZO, Inc.	115,100		813,720
			44,402,763

Online Travel - 12.2%
Airbnb, Inc. - Class A (a)	18,079		2,587,105
Booking Holdings, Inc.	15,026		2,678,234
Expedia Group, Inc.	10,255		2,624,049
HBX Group International PLC	95,145		737,525
MakeMyTrip Ltd. (a)(e)	15,248		812,566
Trip.com Group Ltd. (a)	14,550		578,137
TripAdvisor, Inc. (a)	226,194		3,101,120
			13,118,736
TOTAL COMMON STOCKS (Cost $119,883,280)			107,059,476

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.4%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.75% (g)	3,659,110		3,659,110
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,659,110)			3,659,110

MONEY MARKET FUNDS - 0.2%	Shares		Value
Invesco Government & Agency Portfolio - Institutional Class, 3.57% (g)	256,347		256,347
TOTAL MONEY MARKET FUNDS (Cost $256,347)			256,347

TOTAL INVESTMENTS - 103.4% (Cost $123,798,737)			110,974,933
Liabilities in Excess of Other Assets - (3.4)%		(0.03417)	(3,666,299)
TOTAL NET ASSETS - 100.0%			$ 107,308,634

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $6,934,720 or 6.5% of the Fund’s net assets.

(c)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of June 30, 2026, the value of these securities total $6,934,720 or 6.5% of the Fund’s net assets.

(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(e)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $2,195,580.
(f)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2026.

(g)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Amplify Online Retail ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 107,059,476	$ –	$ 0	$ 107,059,476
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	3,659,110
Money Market Funds	256,347	–	–	256,347
Total Investments	$ 107,315,823	$ –	$ 0	$ 110,974,933

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.